CSMC 2022-NQM4 Trust ABS-15G

Exhibit 99.45

Data Compare Summary (Total)
CSMC_2022-NQM4_FINAL
Run Date - 6/20/2022 12:30:00 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
Borrower First Name	0	37	0.00%	Tape value include borrower first and middle name.
Borrower Last Name	0	37	0.00%	Tape vaue included business vested entity name rather than borrowers last name.
Coborrower First Name	0	37	0.00%
Coborrower Last Name	0	37	0.00%
# of Units	1	37	2.70%
Contract Sales Price	0	37	0.00%
Debt Service Coverage Ratio	36	37	97.30%	All variances were the result of rounding differences or other variations in debts what was captured from the credit reports. Mission verified all captured DSCR ratios met Guidelines.
Borrower Qualifying FICO	9	37	24.32%	All variances were the result of rounding differences or other slight variations in what was captured from the credit reports. Mission verified all captured FICO scores met Guidelines.
Borrower Qualifying DTI	0	0	#DIV/0!	All variances were the result of rounding differences or other variations in what was captured from the credit reports. Mission verified all captured DTI ratios met Guidelines.
Borrower Total Income	0	0	#DIV/0!	not included in tape
Occupancy	0	37	0.00%
First Payment Date	3	37	8.11%	We are unable to determine variance in tape dates. In all cases Mission verified initial payment date from the Promissory Note.
Primary Appraised Value for LTV	7	37	18.92%	We used the ASF designated waterfall which resulted in a tiered waterfall for values. The variances are the result of lower values from either purchase contracts or secondary valuations. on thi sloan the tape data used Appraisal rather than the lower sales price. Mission verified that the lower valuation met guideline requirement.
Note Date	1	37	2.70%	We are unable to determine variance in tape dates. In all cases Mission verified Note date from the Promissory Note.
Note Type	0	37	0.00%
Original Note Interest Rate	0	37	0.00%
First Interest Rate Change Date	0	37	0.00%
Original Loan Amount	0	37	0.00%
Original LTV	13	37	35.14%	Mission verified in each case that the lower LTV met guideline requirements or an exception with compensating factors was present.
Original P&I	0	37	0.00%
Property Type	0	37	0.00%
Purpose	0	37	0.00%
Refi Purpose	0	37	0.00%
Property Street	0	37	0.00%
Property City	0	37	0.00%
Property State	0	37	0.00%
Property Zip	0	37	0.00%

Total